Interim Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2023	¥ 813		¥ 15,766,016		¥ 225,024	¥ (17,452,902)	¥ (1,461,049)	¥ (210)		¥ (1,461,259)
Balance, shares at Dec. 31, 2023 | shares	1,420,343,144
Foreign currency translation adjustments				(1,348)	(1,150)		(2,498)			(2,498)
Net loss						(192,520)	(192,520)	(30)		(192,550)
Net profit attributable to redeemable non-controlling interests						(3,300)	(3,300)			(3,300)
Issuance of ordinary shares due to exercise of the share options	¥ 1						1			¥ 1
Issuance of ordinary shares due to exercise of the share options, shares | shares	1,822,800								1,822,800	1,822,800
Conversion of senior convertible preferred shares into Class A ordinary shares	¥ 38,993		1,369,688	(107,879)			1,300,802			¥ 1,300,802
Conversion of senior convertible preferred shares into Class A ordinary shares | shares	54,960,889,255
Subscription receivable from ordinary shareholders				28,441			28,441			28,441
Reimbursement of ADS conversion fee to shareholders			(1,219)				(1,219)			(1,219)
Share-based compensation			23,726				23,726			23,726
Deemed dividend to preferred shareholders due to triggering of a down round feature			1,781,454			(1,781,454)
Balance at Jun. 30, 2024	¥ 39,807		18,939,665	(80,786)	223,874	(19,430,176)	(307,616)	(240)		(307,856)
Balance, shares at Jun. 30, 2024 | shares	56,383,055,199
Balance at Dec. 31, 2024	¥ 39,816		19,007,948	(60,467)	227,718	(19,583,017)	(368,002)	(239)		(368,241)
Balance, shares at Dec. 31, 2024 | shares	56,395,662,999
Foreign currency translation adjustments					91		91			91
Net loss						(118,882)	(118,882)	(104)	$ (16,609)	(119,000)
Net profit attributable to redeemable non-controlling interests						(7,986)	(7,986)			(7,986)
Issuance of ordinary shares due to exercise of the share options		[1]
Issuance of ordinary shares due to exercise of the share options, shares | shares	170,400								170,400	170,400
Share-based compensation			19,755				19,755			¥ 19,755
Issuance of ordinary shares as Class A shares	¥ 3,917		186,287				190,204			190,204
Issuance of ordinary shares as class A , shares | shares	5,454,919,720
Balance at Jun. 30, 2025	¥ 43,733		¥ 19,213,990	¥ (60,467)	¥ 227,809	¥ (19,709,885)	¥ (284,820)	¥ (343)	$ (39,809)	¥ (285,163)
Balance, shares at Jun. 30, 2025 | shares	61,850,753,119

[1]	Less